Inventories	12 Months Ended
Dec. 31, 2017
Inventories
Inventories

6. Inventories

Inventories consist of the following at December 31, 2017 and 2016, respectively:

	December 31,
	2017	2016
Raw materials	$75,616	$79,377
Work in process	4,144	6,371
Finished goods	145,652	151,497
Replacement parts and supplies	93,043	85,857

Inventory at FIFO costs	318,455	323,102
LIFO inventory reserves	(2,880)	(438)

Inventories	$315,575	$322,664

At December 31, 2017 and 2016, finished goods inventory included inventory consigned to third parties totaling $6.2 million and $9.6 million, respectively.